Related-Party Agreements and Transactions	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
RELATED-PARTY AGREEMENTS AND TRANSACTIONS

4.	RELATED-PARTY AGREEMENTS AND TRANSACTIONS
Predecessor Transactions
Our Predecessor was part of the consolidated operations of Valero and all of our revenues were derived from transactions with Valero. The crude oil and refined petroleum products pipeline transportation and terminaling services we provided to Valero were settled through net parent investment, and payables and receivables related to these transactions were included as a component of net investment.
Prior to the IPO and the Acquisitions, our operating and general and administrative expenses included charges to our Predecessor for the management of our operations and the allocation of certain overhead and shared services expenses by Valero. These charges and allocations included such items as management oversight, information technology, legal, human resources, and other financial and administrative services. These allocations do not fully reflect the expenses that would have been incurred had we been a stand-alone limited partnership. Our management believes the charges allocated to our Predecessor were a reasonable reflection of the utilization of services provided, but they cannot be presumed to be carried out on an arm’s-length basis as the requisite conditions of competitive, free-market dealings may not have existed.
Agreements with Valero
The following agreements became effective with the IPO on December 16, 2013, and with the Acquisitions, coinciding with the effective dates of each acquisition.
Commercial Agreements
In connection with the IPO, we entered into a master transportation services agreement and a master terminal services agreement (collectively, the commercial agreements) with Valero. Under these commercial agreements, we provide transportation and terminaling services to Valero and Valero pays us for minimum quarterly throughput volumes of crude oil and refined petroleum products, regardless of whether such volumes are physically delivered by Valero in any given quarter. We entered into schedules under these commercial agreements in connection with the IPO. Each schedule has an initial term through December 16, 2023 and, with the exception of our El Paso truck rack and Memphis truck rack, Valero has the option to renew the agreements with respect to each asset for one additional five-year term.
In connection with the acquisition of the Texas Crude Systems Business, we entered into additional schedules under these commercial agreements with respect to each system acquired. Each schedule has an initial term through July 1, 2024 with one five-year renewal at Valero’s option and contains minimum throughput requirements and inflation escalators.
In connection with the acquisition of the Houston and St. Charles Terminal Services Business, we entered into additional schedules under our master terminal services agreement with respect to each terminal acquired. Each schedule contains minimum throughput requirements and inflation escalators, has an initial term through March 1, 2025 and, in the case of the Houston Terminal, provides Valero an option to renew for one additional five-year term, and, in the case of the St. Charles Terminal, provides Valero an option to renew through January 31, 2030.
In connection with the acquisition of the Corpus Christi Terminal Services Business, we entered into an additional schedule under our master terminal services agreement. This schedule has an initial term through October 1, 2025, provides Valero an option to renew for one additional five-year term, and contains minimum throughput requirements and inflation escalators.
In connection with the acquisition of the McKee Terminal Services Business, we entered into an additional schedule under our master terminal services agreement. This schedule has an initial term through April 1, 2026, provides Valero an option to renew for one additional five-year term, and contains minimum throughput requirements and inflation escalators.
In connection with the acquisition of the Meraux and Three Rivers Terminal Services Business, we entered into additional schedules under our master terminal services agreement with respect to each terminal acquired. Each schedule contains minimum throughput requirements and inflation escalators, has an initial term through September 1, 2026, and provides Valero an option to renew for one additional five-year term.
Amended and Restated Omnibus Agreement
In connection with the IPO, we entered into an omnibus agreement with Valero, certain of its subsidiaries, and our general partner. In connection with the Acquisitions, we entered into an amended and restated omnibus agreement with Valero, including its amended and restated schedules. The amended and restated agreement addresses the following matters:

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our payment of an annual administrative fee (payable in equal monthly installments) for the management of our operations and general corporate services by Valero. The fee was increased from $9.2 million in 2014 to $10.4 million in connection with the acquisition of the Houston and St. Charles Terminal Services Business in March 2015. The fee was increased again in October 2015 to $11.2 million per year in connection with the acquisition of the Corpus Christi Terminal Services Business. Each increase in 2015 was prorated based on the number of days from the effective dates of each acquisition to December 31, 2015. The fee was increased again on April 1, 2016 to $11.7 million per year in connection with the acquisition of the McKee Terminal Services Business and on September 1, 2016 to $12.5 million in connection with the acquisition of the Meraux and Three Rivers Terminal Services Business. Each increase in 2016 will be prorated based on the number of days from the effective dates of each acquisition to December 31, 2016;

•	our obligation to reimburse Valero for certain direct or allocated costs and expenses incurred by Valero on our behalf;

•	our right of first offer to acquire certain of Valero’s transportation and logistics assets through December 2018;

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Valero’s obligation to indemnify us for certain environmental and other liabilities and our obligation to indemnify Valero for certain environmental and other liabilities related to our assets to the extent Valero is not required to indemnify us;

•	Valero’s right of first refusal to acquire certain of our assets;

•	the granting of a license from Valero to us with respect to use of certain Valero trademarks and tradenames; and

•	the prefunding of $3.5 million in 2013 by Valero for certain capital projects.
So long as Valero controls our general partner, the amended and restated omnibus agreement will remain in full force and effect. If Valero ceases to control our general partner, either party may terminate the amended and restated omnibus agreement, provided that the indemnification obligations will remain in full force and effect in accordance with their terms.
Amended and Restated Services and Secondment Agreement
In connection with the IPO, our general partner entered into a services and secondment agreement with Valero under which employees of Valero are seconded to our general partner to provide operational and maintenance services for certain of our pipelines and terminals, and we reimburse our general partner for these costs. During their period of secondment, the seconded employees are under the management and supervision of our general partner.
In connection with the Acquisitions, our general partner entered into an amended and restated services and secondment agreement with Valero, including its amended and restated exhibits, to provide for the secondment of employees to our general partner for the provision of services with respect to the assets acquired in the Acquisitions.
This agreement will continue for an initial term of ten years from the Service Date (as described in the agreement) with respect to each asset and will automatically extend for successive renewal terms of one year each, unless terminated by either party upon at least 30 days’ prior written notice before the end of the initial term or any renewal term. In addition, our general partner may terminate the agreement or reduce the level of services under the agreement at any time upon 30 days’ prior written notice.
Tax Sharing Agreement
Under our tax sharing agreement with Valero, we are required to reimburse Valero for our share of state and local income and other taxes incurred by Valero as a result of our tax items and attributes being included in a combined or consolidated state tax return filed by Valero with respect to taxable periods including or beginning on the closing date of the IPO. The amount of any such reimbursement will be limited to any entity-level tax that we would have paid directly had we not been included in a combined group with Valero. While Valero may use its tax attributes to cause its combined or consolidated group, of which we may be a member for this purpose, to owe no tax, we are nevertheless required to reimburse Valero for the tax we would have owed had the attributes not been available or used for our benefit, even though Valero had no cash expense for that period.
Ground Lease Agreement
We entered into a ground lease agreement with Valero with respect to the land on which our Memphis truck rack is located. The ground lease agreement terminates on November 30, 2033, with no renewal periods. Initially, our base rent under the lease is $35,000 per year. Commencing on January 1, 2016 and annually thereafter, base rent will increase by a factor of 1.015 times. We are also required to pay Valero a customary expense reimbursement for taxes, utilities, and similar costs incurred by Valero related to the leased premises.
Lease and Access Agreements
We entered into two lease and access agreements with Valero with respect to the land on which the Houston and St. Charles terminals are located. Each agreement has an initial term through March 1, 2025 with four automatic successive renewal periods of five years each, provided that the final renewal period for the St. Charles terminal agreement will end on December 31, 2044. Either party may terminate the lease after the initial term by providing written notice. Initially, our base rent under the Houston and St. Charles terminal agreements totals $6.4 million per year and each agreement is subject to annual inflation escalators. We are also required to pay Valero a customary expense reimbursement for taxes, utilities, and similar costs incurred by Valero related to the leased premises.
We entered into two lease and access agreements with Valero with respect to the land on which the Corpus Christi East and West terminals are located. Each agreement has an initial term through October 1, 2025 with four automatic successive renewal periods of five years each. Either party may terminate the lease after the initial term by providing written notice. Initially, our base rent under the Corpus Christi East and West terminal agreements totals $1.7 million per year and each agreement is subject to annual inflation escalators. We are also required to pay Valero a customary expense reimbursement for taxes, utilities, and similar costs incurred by Valero related to the leased premises.
We entered into a lease and access agreement with Valero with respect to the land on which the McKee Terminal is located. This agreement has an initial term through April 1, 2026 with four automatic successive renewal periods of five years each. Either party may terminate the lease after the initial term by providing written notice. Initially, our base rent is $594,000 per year and is subject to an annual inflation escalator. We are also required to pay Valero a customary expense reimbursement for taxes, utilities, and similar costs incurred by Valero related to the leased premises.
We entered into two lease and access agreements with Valero with respect to the land on which the Meraux and Three Rivers terminals are located. Each agreement has an initial term through September 1, 2026 with four automatic successive renewal periods of five years each. Either party may terminate the lease after the initial term by providing written notice. Initially, our base rent under the Meraux and Three Rivers terminal agreements totals $971,000 per year and each agreement is subject to annual inflation escalators. We are also required to pay Valero a customary expense reimbursement for taxes, utilities, and similar costs incurred by Valero related to the leased premises.
Subordinated Credit Agreements
We have subordinated credit agreements with Valero as further described in Note 7.
Summary of Transactions
Receivables from related party consist of the following (in thousands):

	December 31,
	2015	2014
Trade receivables – related party	$26,103	$10,515
Due to related party	(8,015)	(2,016)
Receivables from related party	$18,088	$8,499

The amounts shown in our balance sheets as “deferred revenue from related party” represent the unearned revenues from Valero associated with Valero’s quarterly deficiency payment, which is the result of Valero not meeting its minimum quarterly throughput commitments under our commercial agreements described above.
All of our operating revenues are generated by providing services to Valero under our commercial agreements with Valero. The cost of services provided to us by Valero, including the cost of financing provided to us by Valero in connection with certain of the Acquisitions as more fully described in Notes 3 and 7, are reflected in the supplemental information disclosure on our statements of income.
Net Investment
The following is a reconciliation of the amounts presented as net transfers from Valero on our statements of partners’ capital and statements of cash flows (in thousands):

	Year Ended December 31, (a)
	2015	2014	2013
Net transfers from Valero per statements of partners’ capital	$70,334	$187,026	$120,226
Less: Noncash transfers from (to) Valero	(6,950)	5,799	(760)
Net transfers from Valero per statements of cash flows	$77,284	$181,227	$120,986

(a) Financial information has been retrospectively adjusted for the acquisition of the Meraux and Three Rivers Terminal Services Business.

See Note 15 for additional information related to our noncash transfers from (to) Valero.
Concentration Risk
All of our operating revenues were derived from transactions with Valero and all of our receivables were due from Valero. Therefore, we are subject to the business risks associated with Valero’s business.
Leases
Prior to the IPO, our Predecessor leased some of our crude oil and refined petroleum products storage capacity to Valero. There were no minimum lease requirements under these Predecessor agreements. After the IPO and the Acquisitions, certain of our system’s schedules under our commercial agreements with Valero are considered operating leases under U.S. GAAP. These agreements contain minimum throughput requirements and escalation clauses to adjust transportation tariffs and terminaling and storage fees to reflect changes in price indices. Revenues from all lease agreements are recorded within “operating revenues – related party” in our statements of income.
The amounts shown in our statements of income as “operating revenues – related party” included revenues from our current lease arrangements as follows (in thousands):

	Year Ended December 31,
	2015	2014	2013
Minimum rental revenues	$128,468	$16,806	$206
Contingent rental revenues	22,949	5,520	18,318
Total lease revenues	$151,417	$22,326	$18,524

As of December 31, 2015, future minimum rentals to be received related to these noncancelable lease agreements were as follows (in thousands):

2016	$194,078
2017	193,550
2018	193,550
2019	193,550
2020	194,078
Thereafter	821,539
Total minimum rental payments	$1,790,345